PROVISIONS	12 Months Ended
Dec. 31, 2019
Disclosure of other provisions [abstract]
PROVISIONS
NOTE 26 - PROVISIONS

(in millions of Euros)	Notes	Close down and environmental remediation costs	Restructuring costs	Legal claims and other costs	Total
At January 1, 2019		83	3	54	140
IFRIC 23 application	2	—	—	(20)	(20)
Allowance		1	2	6	9
Amounts used		(2)	(1)	(4)	(7)
Unused amounts reversed		(1)	—	(4)	(5)
Unwinding of discounts		4	—	—	4
Effects of changes in foreign exchange rates		2	—	—	2
Transfer		3	—	(4)	(1)
At December 31, 2019		90	4	28	122
Current		7	2	14	23
Non-Current		83	2	14	99
Total Provisions		90	4	28	122

(in millions of Euros)	Notes	Close down and environmental remediation costs	Restructuring costs	Legal claims and other costs	Total
At January 1, 2018		81	5	67	153
Transfer from provision to contract liability		—	—	(23)	(23)
Allowance		3	1	15	19
Amounts used		(2)	(2)	(4)	(8)
Unused amounts reversed		—	(1)	(6)	(7)
Unwinding of discounts		(1)	—	—	(1)
Effects of changes in foreign exchange rates		2	—	1	3
Transfer		—	—	4	4
At December 31, 2018		83	3	54	140
Current		5	1	40	46
Non-Current		78	2	14	94
Total Provisions		83	3	54	140

Close down, environmental and remediation costs
The Group records provisions for the estimated present value of the costs of its environmental clean-up obligations and close down and restoration efforts based on the net present value of estimated future costs of the dismantling and demolition of infrastructure and the removal of residual material of disturbed areas, using an average discount rate of 0.28%. A change in the discount rate of 0.5% would change the provision by €3 million.
It is expected that these provisions will be settled over the next 40 years depending on the nature of the disturbance and the technical remediation plans.
Restructuring costs
The Group records provisions for restructuring costs when management has a detailed formal plan, is demonstrably committed to its execution and can reasonably estimate the associated liabilities. The related expenses are presented as Restructuring costs in the Consolidated Income Statement.
Legal claims and other costs

(in millions of Euros)	At December 31, 2019	At December 31, 2018
Litigation (A)	21	45
Disease claims (B)	4	4
Other	3	5
Total Provisions for legal claims and other costs	28	54

(A)	The decrease in provisions for litigation is mainly explained by the €20 million reclassification upon the adoption of IFRIC 23.

(B)
Since the early 1990s, certain activities of the Group’s businesses have been subject to claims and lawsuits in France relating to occupational diseases resulting from alleged asbestos exposure, such as mesothelioma and asbestosis. It is not uncommon for the investigation and resolution of such claims to go on over many years as the latency period for acquiring such diseases is typically between 25 and 40 years. For any such claim, it is up to the social security authorities in each jurisdiction to determine if a claim qualifies as an occupational illness claim. If so determined, the Group must settle the case or defend its position in court. At December 31, 2019, seven cases in which gross negligence is alleged (“faute inexcusable”) remain outstanding (six at December 31, 2018), the average amount per claim being less than €0.1 million. The average settlement amount per claim in 2019 and 2018 was less than €0.1 million. It is not anticipated that the resolution of such litigation and proceedings will have a material effect on the future results from continuing operations, financial position, or cash flows of the Group.

Contingencies
The Group is involved, and may become involved, in various lawsuits, claims and proceedings relating to customer claims, product liability, employee and retiree benefit matters and other commercial matters. The Group records provisions for pending litigation matters when it determines that it is probable that an outflow of resources will be required to settle the obligation, and such amounts can be reasonably estimated. In some proceedings, the issues raised are or can be highly complex and subject to significant uncertainties and amounts claimed are and can be substantial. As a result, the probability of loss and an estimation of damages are and can be difficult to ascertain. In exceptional cases, when the Group considers that disclosures relating to provisions and contingencies may prejudice its position, disclosures are limited to the general nature of the dispute.
The Group is currently subject to an arbitration by a customer claiming that Constellium supplied defective products as a result of which the customer alleges it has suffered significant damages. The Group considers that the claim is without merit on both technical and legal grounds and is vigorously defending the action. For this matter and in respect of others which the Group considers are without merit, while it is possible that an unfavorable outcome may result, after assessing the information available, the Group has concluded that it is not probable that a loss has been incurred.